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The right choice for the long termSM

CAPITAL WORLD BOND FUND

[cover photograph: close-up of Euro currency on a table with a cup of coffee]

Semi-annual report for the six months ended March 31, 2003

Capital World Bond Fund(R) seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2003:

                                          1 YEAR       5 YEARS       10 YEARS
CLASS A SHARES
Reflecting 3.75% maximum sales charge     +16.92%      +4.81%         +6.07%

The fund's 30-day yield for Class A shares as of April 30, 2003, calculated in accordance with the Securities and Exchange Commission formula, was 3.56%. The fund's distribution rate for Class A shares as of that date was 2.43%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 32. For the most current investment results, please refer to americanfunds.com. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Investing in non-U.S. bonds is subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation and illiquidity. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. For more complete information, please read the prospectus.

FELLOW SHAREHOLDERS:

We are pleased to report that Capital World Bond Fund recorded a total return of 11.7% for the six months ended March 31, 2003. During the reporting period, a pervasive weakness in global economies lent support to bond markets worldwide. The fund reaped additional benefits from individual bond selection and an ongoing decline in the U.S. dollar.

The fund's results significantly outpaced the 6.8% return of the Lehman Brothers Global Aggregate Bond Index, which is unmanaged and does not include expenses. The fund's results also bested the 7.8% average return of global income funds as measured by Lipper.

During the six-month period, Capital World Bond Fund paid dividends totaling 36 cents a share. This amount included an increase in the regular quarterly dividend (to 12 cents from 8 cents) as well as a special dividend of 4 cents a share paid to all share classes in December. Shareholders who reinvested dividends received an income return of 2.3% (4.6% annualized).

CONDITIONS FAVOR FIXED INCOME

The fund's fiscal year began in October 2002 with the world's largest economies mired in anemic growth. Weak stock markets in most developed countries reflected this malaise, and investors around the world were flocking to the security of government bonds and similar "safe haven" securities.

[Begin Sidebar]
RESULTS AT A GLANCE
(as of March 31, 2003, with all distributions reinvested)

                                           Average
                                       annual compound               Total
                                           returns                   returns

1 year                                        --                     +21.5%
5 years                                     +5.6%                    +31.3
10 years                                    +6.5                     +87.2
Lifetime (since August 4, 1987)             +7.6                    +213.0
[End Sidebar]

In an effort to boost the fragile recovery in the United States, the Federal Reserve Board lowered short-term interest rates half a point in early November. The European Central Bank responded in kind in December. These actions gave additional encouragement to bond markets around the world. Corporate bonds, particularly those with lower credit ratings, rallied sharply from extremely depressed levels. Non-U.S. government bonds also posted strong returns to close out 2002.

During the first calendar quarter of 2003, the impending war with Iraq clouded still-weak economic prospects. The European Central Bank continued to lower rates; central banks in the United Kingdom and Switzerland also eased. In Europe and elsewhere, broader economic, political and monetary conditions continued to favor bond investors, nudging bond prices higher. This was true even in Japan, where 10-year government bonds already yielded less than 1%. Nonetheless, the pace of the rally slowed perceptibly by the end of the period.

GLOBAL CHOICES SHAPING RETURNS

Capital World Bond Fund's ability to invest in bond markets where it chooses and when it chooses contributed to the fund's superior returns in the recent period. These choices include specific sectors of the bond market, specific geographic or country markets and individual credit selection based on fundamental research.

During the reporting period, Capital World Bond Fund shareholders benefited from a decline in the value of the dollar against major currencies: down 9% against the euro and 3% against the yen. The fund has significant holdings in euro-denominated bonds, totaling 41.5% of net assets at the end of the period, up from 32.9% in September 2002. Overall, foreign currency conditions were favorable and helped the fund better reflect the income earnings potential of its investments.

Returns among non-U.S. government bonds also proved attractive for shareholders. In the recent period, the fund's portfolio counselors greatly increased debt holdings of non-U.S. governments or agencies, raising this sector to 58.1% of net assets from 47% six months ago. Results were further enhanced by select corporate holdings, particularly those with lower credit ratings. Investments in diversified telecommunications companies, wireless telecommunications and electronic equipment providers were notable contributors to recent results.

Debt from developing countries, which includes both investment-grade and high-yield credits, also logged handsome returns. Among the standout contributors were holdings in Brazil, Russia, Mexico and Bulgaria. In contrast, the fund's relatively small position in Turkey was one of the few disappointments during this period.

SETTING SIGHTS ON THE FUTURE

Over the past 12 months, net assets of the fund more than doubled, boosted by a strong appetite for bonds and a desire to access global markets. Shareholder accounts have jumped 116%. We take this opportunity to welcome our many new shareholders. We also caution investors that the returns of the last six months were extraordinary, and it is highly unlikely that they will be repeated given the current low interest rate environment. Nonetheless, we continue to believe that global markets offer investors some of the most attractive fixed-income opportunities going forward. We remind all shareholders to develop a long-term perspective, as we do with each investment, and to align expectations with reasonable long-term goals.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ Abner D. Goldstine
Abner D. Goldstine
President

May 15, 2003


PORTFOLIO SUMMARY
as of March 31, 2003

[begin pie chart]
PORTFOLIO BY TYPE OF SECURITY (as a percent of net assets)

Non-U.S. government/agency securities           58.1%
U.S. corporate bonds                            12.6
Non-U.S. corporate bonds                        10.3
Mortgage- and asset-backed securities            5.5
U.S. Treasury notes & bonds                      5.8
U.S. government agency notes & bonds             0.9
U.S. equities                                    0.1
Cash & equivalents                               6.7
[end pie chart]

QUALITY BREAKDOWN

Investment-grade bonds                          80.2%
Non-investment-grade bonds                      13.0
  Corporate bonds                                7.5
  Developing country bonds                       5.5
U.S. equities                                    0.1
Cash & equivalents                               6.7



WHERE THE FUND INVESTED (BY CURRENCY)           HOW GLOBAL MARKETS FARED
as of March 31, 2003
                             CAPITAL WORLD      GOVERNMENT BOND MARKET
                                 BOND FUND      TOTAL RETURNS/4/
                                Net assets      Six months ended March 31, 2003
                        Currency weighting      In local     In
Country                    (after hedging)      currency     U.S. dollars

European Monetary Union/1/         39.8%        4.0%          14.8%
United States /2/                  35.6         1.4            1.4
Japan                               9.4         2.2            4.9
Canada                              3.9         1.0            8.9
Denmark                             2.7         4.2           15.1
Hungary                             2.5          -              -
Sweden                              1.8         4.1           13.9
Australia                           1.6         3.2           14.8
New Zealand                         0.7         3.9           22.8
Poland                              0.6          -              -
Other /3/                           1.4          -              -
                                  100.0%

/1/ Euro-denominated bonds including corporate and European government debt, as well as bonds denominated in German marks (0.8).
/2/ Includes U.S. dollar-denominated bonds of other countries.
/3/ Other: United Kingdom (0.5%), Norway (0.5%) and Turkey (0.4%).
/4/ Source: Citigroup Government Bond Index, based on bonds with remaining maturities of at least one year. This index does not provide returns for Poland or Hungary.

Investment portfolio, March 31, 2003                                                                                     unaudited
                                                                                                         Principal          Market
                                                                                                       amount (000)          value
Bonds and notes                                                                                          or shares            (000)

Euros  -  41.54%
German Government:
 7.50% 2004                                                                                                Euro 45       US$    53
 6.50% 2005                                                                                                  9,800          11,643
 6.875% 2005                                                                                                 8,884          10,516
 4.50% 2006                                                                                                  5,490           6,281
 6.00% 2006                                                                                                  1,000           1,180
 6.00% 2007                                                                                                    600             727
 5.25% 2008                                                                                                 23,651          28,048
 3.75% 2009                                                                                                 13,000          14,402
 5.25% 2010                                                                                                  3,725           4,442
 5.375% 2010                                                                                                11,400          13,677
 5.25% 2011                                                                                                 11,500          13,727
 5.00% 2012                                                                                                  5,700           6,666
 6.25% 2024                                                                                                  1,750           2,280
 6.25% 2030                                                                                                 11,650          15,336
French Government:
 OAT 5.25% 2008                                                                                              3,489           4,143
 OAT 4.00% 2009                                                                                             35,090          39,276
 OAT 5.00% 2011                                                                                              9,520          11,154
 OAT Strip Principal 0% 2019                                                                                17,450           8,628
 OAT 5.50% 2029                                                                                              3,210           3,831
Netherlands Government:
 6.00% 2006                                                                                                  2,000           2,369
 5.25% 2008                                                                                                  5,750           6,839
 3.75% 2009                                                                                                  8,295           9,147
 5.50% 2010                                                                                                  5,000           6,060
 5.00% 2012                                                                                                  8,250           9,664
 7.50% 2023                                                                                                  1,500           2,221
 5.50% 2028                                                                                                    250             299
Spanish Government:
 6.00% 2008                                                                                                  5,400           6,583
 5.40% 2011                                                                                                  2,500           3,012
 6.15% 2013                                                                                                 11,288          14,323
Greece (Republic of):
 8.90% 2004                                                                                                  1,761           2,038
 8.80% 2007                                                                                                  7,424           9,924
 8.60% 2008                                                                                                  3,786           5,099
 4.60% 2013                                                                                                    600             672
 7.50% 2013                                                                                                  2,386           3,300
Belgium (Kingdom of) 3.75% 2009                                                                              6,250           6,907
Deutsche Telekom International Finance BV:
 7.50% 2007                                                                                                    250             299
 7.125% 2011                                                                                                 1,750           2,030
 8.125% 2012                                                                                                 3,095           3,862
Bulgaria (Republic of) 7.50% 2013                                                                            4,688           5,512
mmO2 6.375% 2007                                                                                             4,895           5,503
France Telecom:
 8.25% 2008                                                                                                  3,030           3,690
 7.00% 2009                                                                                                    900           1,061
Italian Government BTPS Eurobond 6.00% 2007                                                                  3,744           4,567
Finland (Republic of) 5.75% 2011                                                                             3,550           4,369
Romania (Republic of):
 10.625% 2008                                                                                                2,165           2,838
 8.50% 2012                                                                                                    735             905
Rheinische Hypothekenbank Eurobond 4.25% 2008                                                                3,000           3,385
British Telecommunications PLC:
 6.375% 2006 (1)                                                                                             1,000           1,166
 7.125% 2011                                                                                                 1,500           1,834
Bank of America Corp. 3.625% 2008                                                                            2,100           2,281
TDC AS 6.50% 2012                                                                                            1,750           2,034
AT&T Corp. 6.50% 2006 (2)                                                                                    1,750           1,927
Ireland (Republic of) Eurobond 5.00% 2013                                                                    1,630           1,905
MBNA Europe Funding PLC 6.50% 2007                                                                           1,500           1,729
UniCredito Italiano SpA:
 5.00% 2011 (1)                                                                                                455             522
 Series 5, 6.10% 2012                                                                                        1,000           1,199
Ing Verzekeringen NV 6.25% 2021 (1)                                                                          1,500           1,613
PTC International Finance II SA 11.25% 2009                                                                  1,250           1,513
Bayerische Vereinsbank 5.50% 2008                                                                            1,250           1,479
Koninklijke KPN NV 4.75% 2008                                                                                1,250           1,378
Philip Morris Finance (Cayman Islands) Ltd. 5.625% 2008                                                      1,250           1,307
Sonera Corp. 5.625% 2005                                                                                     1,000           1,138
Household Finance Corp. 5.125% 2009                                                                          1,000           1,126
NGG Finance PLC 6.125% 2011                                                                                    940           1,107
Corporacion Andina de Fomento 4.75% 2004                                                                     1,000           1,094
Telefonica Europe BV 5.125% 2013                                                                             1,000           1,092
Svenska Handelsbanken 5.50% 2011 (1)                                                                           900           1,040
HBOS PLC 6.05% (undated) (1)                                                                                   880           1,021
Antenna TV SA 9.75% 2008                                                                                     1,000             926
Allied Irish Banks, PLC 7.50% perpetual reserve capital instruments (undated) (1)                              570             716
Commerzbank AG 6.125% 2011                                                                                     560             592
Landesbank Hessen-Thueringen 5.50% 2015                                                                        440             513
Societe Generale 5.625% 2012                                                                                   440             513
Governor and Company of the Bank of Ireland 6.45% 2010                                                         415             510
BNP Paribas 5.25% 2014 (1)                                                                                     250             288
Royal Bank of Scotland PLC 4.875% 2009                                                                         250             283
                                                                                                                           356,334

Japanese yen  -  6.55%
Japanese Government:
 0.40% 2006                                                                                             Yen 150000           1,280
 0.90% 2008                                                                                              1,838,000          16,097
 1.80% 2010                                                                                                880,000           8,150
 1.10% 2011                                                                                                500,000           4,420
 1.30% 2011                                                                                                252,000           2,260
Fannie Mae 2.125% 2007                                                                                     650,000           5,966
KfW International Finance Inc.:
 1.00% 2004                                                                                                520,000           4,474
 1.75% 2010                                                                                                100,000             932
Spain (Kingdom of) 3.10% 2006                                                                              455,000           4,246
International Bank for Reconstruction and Development 4.75% 2004                                           390,000           3,565
SHL 1999-1 Corp. Ltd.:  (3)
 Class A-2, 0.756% 2024 (1)                                                                                107,881             913
 Class A-3, 2.09% 2024                                                                                     207,463           1,789
Ontario (Province of) 1.875% 2010                                                                          225,000           2,094
                                                                                                                            56,186

Canadian dollars  -  2.65%
Canadian Government:
 7.25% 2003                                                                                              c$  2,500           1,720
 7.25% 2007                                                                                                  8,260           6,259
 10.75% 2009                                                                                                   350             318
 5.50% 2010                                                                                                 20,350          14,414
                                                                                                                            22,711

Hungarian forints  -  2.49%
Hungarian Government:
 8.50% 2006                                                                                            HUF 650,000           3,019
 6.25% 2007                                                                                              2,456,630          10,668
 6.75% 2013                                                                                              1,700,000           7,641
                                                                                                                            21,328

Danish kroner  -  2.43%
Nykredit:  (3)
 6.00% 2029                                                                                             DKr 21,855           3,295
 7.00% 2029                                                                                                  6,498             993
 5.00% 2035                                                                                                 18,537           2,623
Realkredit Danmark A/S 5.00% 2035  (3)                                                                      36,500           5,164
Denmark (Kingdom of):
 7.00% 2004                                                                                                  6,000             943
 5.00% 2005                                                                                                 21,000           3,231
 6.00% 2009                                                                                                  2,800             461
Danske Kredit:  (3)
 6.00% 2029                                                                                                 23,938           3,609
 7.00% 2029                                                                                                  3,332             508
                                                                                                                            20,827

New Zealand dollars  -  1.98%
New Zealand Government:
 7.00% 2009                                                                                              NZ$ 8,725           5,134
 6.50% 2013                                                                                                  3,000           1,725
 4.50% 2016 (4)                                                                                              9,735           5,856
Canadian Government 6.625% 2007                                                                              7,500           4,305
                                                                                                                            17,020

Swedish kronor  -  1.78%
Swedish Government:
 6.00% 2005                                                                                             SKr  5,000             616
 8.00% 2007                                                                                                  5,000             685
 5.00% 2009                                                                                                 24,000           2,947
 5.25% 2011                                                                                                 68,500           8,497
AB Spintab 6.00% 2009                                                                                       20,000           2,524
                                                                                                                            15,269

Australian dollars  -  1.55%
Australian Government:
 6.75% 2006                                                                                             A$   4,100           2,642
 10.00% 2006                                                                                                   500             345
 5.75% 2011                                                                                                  2,600           1,623
News America Holdings Inc. 8.625% 2014                                                                       5,050           3,010
New South Wales Treasury Corp.:
 7.00% 2004                                                                                                  1,000             618
 8.00% 2008                                                                                                  3,500           2,375
Queensland Treasury Corp., Series 2009-G, 6.00% 2009                                                         4,250           2,673
                                                                                                                            13,286

German marks  -  0.81%
Ford Motor Credit Co. 5.25% 2008                                                                         DM 11,170           5,676
Telstra Corp. Ltd. 5.125% 2008                                                                               2,250           1,311
                                                                                                                             6,987

Norwegian kroner  -  0.64%
Norwegian Government:
 6.75% 2007                                                                                             NOK 18,200           2,639
 6.00% 2011                                                                                                 20,000           2,883
                                                                                                                             5,522

Polish zloty  -  0.63%
Polish Government:
 8.50% 2004                                                                                              PLZ   900             229
 8.50% 2005                                                                                                  5,750           1,509
 8.50% 2006                                                                                                  3,500             927
 8.50% 2006                                                                                                  3,000             810
 6.00% 2010                                                                                                  7,600           1,933
                                                                                                                             5,408

British pounds  -  0.48%
United Kingdom:
 7.25% 2007                                                                                           Pounds 1,000           1,802
 6.00% 2028                                                                                                    500             966
Halifax Building Society 11.00% 2014                                                                           400             934
Monumental Global Funding Ltd., Series 2001-N, 5.75% 2007                                                      235             380
                                                                                                                             4,082

Turkish lira   -  0.38%
Turkish Treasury Bill:
 0% 2003                                                                                          TRL5,650,050,000           2,360
 0% 2004                                                                                             2,333,000,000             861
                                                                                                                             3,221

Mexican pesos  -  0.00%
United Mexican States Government, Series M10, 10.50% 2011                                                  MXP  11               1


U.S. dollars  -  29.25%
U.S. Treasury notes & bonds:
 3.25% 2004 (5)                                                                                           US$2,000           2,047
 5.625% 2006                                                                                                 1,500           1,656
 6.875% 2006 (5)                                                                                             3,875           4,437
 4.375% 2007 (5)                                                                                             4,940           5,304
 6.125% 2007 (5)                                                                                             1,345           1,541
 6.25% 2007 (5)                                                                                              1,095           1,251
 5.625% 2008 (5)                                                                                               800             905
 6.00% 2009 (5)                                                                                             10,665          12,371
 5.75% 2010 (5)                                                                                              4,300           4,938
 6.50% 2010                                                                                                    635             758
 7.50% 2016 (5)                                                                                              2,000           2,627
 8.125% 2019 (5)                                                                                             3,015           4,208
 6.125% 2027 (5)                                                                                             1,450           1,693
 3.625% 2028 (4) (5)                                                                                         2,499           2,935
 5.25% 2029 (5)                                                                                              2,625           2,739
Russian Federation:
8.25% 2010                                                                                                     250             277
5.00% 2030 (1)                                                                                              13,850          12,084
Fannie Mae:
 6.00% 2008 (5)                                                                                                750             851
 6.00% 2013 - 2015 (3)                                                                                       4,539           4,770
 Series 2002-W7, Class A-2, 4.80% 2022 (3)                                                                   1,000           1,010
 Series 2001-4, Class GA, 10.123% 2025 (1) (3)                                                                 112             131
 6.25% 2029 (5)                                                                                              1,100           1,233
Freddie Mac: (3)
 6.50% 2016 - 2017                                                                                           1,747           1,848
 6.00% 2017 - 2033                                                                                           4,306           4,484
Dominican Republic:
 9.50% 2006 (2)                                                                                              2,100           2,244
 9.50% 2006                                                                                                    250             267
 9.04% 2013 (2)                                                                                              3,750           3,703
Development Bank of Singapore Ltd.: (2)
 7.875% 2010 (5)                                                                                             1,750           2,063
 7.125% 2011                                                                                                   800             905
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed                                         2,300           2,609
preference shares (undated) (1) (2)
United Mexican States Government Eurobonds, Global:
 10.375% 2009                                                                                                  250             315
 8.375% 2011                                                                                                   700             808
 6.375% 2013                                                                                                   750             752
 11.375% 2016                                                                                                1,400           1,927
 8.30% 2031                                                                                                    950           1,024
Brazil (Federal Republic of), Bearer 8.00% 2014 (6)                                                          4,125           3,280
Sprint Capital Corp.:
 7.125% 2006 (5)                                                                                             2,015           2,106
 6.00% 2007                                                                                                    250             254
 7.625% 2011                                                                                                   580             597
 8.75% 2032                                                                                                    245             254
PCCW-HKT Capital Ltd.:
 7.75% 2011 (2)                                                                                              1,750           1,839
 7.75% 2011                                                                                                  1,100           1,156
Fuji JGB Investment LLC, Series A, 9.87% noncumulative                                                       2,125           2,057
preferred (undated)  (1) (2)
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative                                                   750             687
preferred (undated) (1)  (2)
Vodafone Group PLC 7.75% 2010                                                                                2,250           2,696
France Telecom:
 8.70% 2006                                                                                                    500             568
 9.25% 2011                                                                                                  1,730           2,083
Pemex Project Funding Master Trust:
 Series A, 7.875% 2009 (2)                                                                                   1,350           1,490
 Series A, 7.875% 2009                                                                                         500             552
 9.125% 2010                                                                                                   500             582
Bulgaria (Republic of) 8.25% 2015                                                                            2,293           2,584
Freeport-McMoRan Copper & Gold Inc.:
 7.50% 2006                                                                                                    655             663
 10.125% 2010 (2)                                                                                            1,770           1,839
 7.20% 2026                                                                                                     75              76
General Electric Co. 5.00% 2013                                                                              1,390           1,424
General Electric Capital Corp., Series A, 6.75% 2032                                                         1,000           1,130
Banque Centrale de Tunisie 7.375% 2012                                                                       2,250           2,424
American Tower Corp. 9.375% 2009 (5)                                                                         2,550           2,308
DaimlerChrysler North America Holding Corp.:
 4.75% 2008                                                                                                    530             538
 7.75% 2011                                                                                                  1,500           1,714
J.C. Penney Co., Inc.:
 7.05% 2005                                                                                                    500             510
 7.60% 2007                                                                                                    600             618
 8.00% 2010                                                                                                    535             556
 8.25% 2022 (3)                                                                                                500             477
 7.40% 2037                                                                                                     65              67
Solectron Corp.:
 9.625% 2009                                                                                                 1,500           1,575
 0% LYON convertible subordinated notes 2020                                                                   976             552
Telefonica Europe BV 7.75% 2010                                                                              1,750           2,065
Koninklijke KPN NV 8.00% 2010                                                                                1,660           1,960
Premier Parks Inc.:
 9.75% 2007                                                                                                    750             731
 0%/10.00% 2008 (7)                                                                                            750             734
Six Flags, Inc. 9.50% 2009                                                                                     500             477
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                              1,810           1,937
Young Broadcasting Inc.:
 Series B, 9.00% 2006                                                                                          170             172
 Series B, 8.75% 2007                                                                                        1,530           1,553
 10.00% 2011                                                                                                   170             181
Allied Waste North America, Inc.:
 Series B, 8.875% 2008                                                                                         250             266
 10.00% 2009 (5)                                                                                             1,500           1,564
ComEd Transitional Funding Trust, Transitional Funding Trust Note,                                           1,575           1,725
Series 1998, Class A-6, 5.63% 2009 (3)
Illinois Power Special Purpose Trust, Series 1998-1, Class A-6, 5.54% 2009 (3)                               1,575           1,723
Peco Energy Transition Trust, Series 1999-A, Class A-6, 6.05% 2009 (3)                                       1,550           1,718
Skandinaviska Enskilda Banken 6.875% 2009 (5)                                                                1,500           1,705
Oregon Steel Mills, Inc. 10.00% 2009                                                                         1,750           1,678
Peru (Republic of) 9.875% 2015                                                                               1,500           1,620
Colombia (Republic of):
 10.00% 2012                                                                                                 1,050           1,081
 10.75% 2013                                                                                                   500             530
AOL Time Warner Inc. 6.875% 2012 (5)                                                                         1,500           1,601
Dow Chemical Co. 5.75% 2008                                                                                  1,500           1,574
Earle M. Jorgensen Co. 9.75% 2012                                                                            1,500           1,552
General Motors Acceptance Corp. 7.25% 2011 (5)                                                               1,500           1,519
Terex Corp.:
 9.25% 2011                                                                                                  1,100           1,094
 Class B, 10.375% 2011                                                                                         400             416
Crown Castle International Corp.:
 10.625% 2007 (5)                                                                                              975             955
 12.75% senior exchangeable preferred 2010  (6) (8)                                                     662 shares             536
Deutsche Telekom International Finance BV:
 8.50% 2010                                                                                                 US$750             882
 8.75% 2030                                                                                                    500             595
Tyco International Group SA:
 6.375% 2005                                                                                                   620             617
 6.375% 2011                                                                                                   900             846
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)  (1) (2)                            1,350           1,421
PETRONAS Capital Ltd. 7.00% 2012 (2)                                                                         1,300           1,420
TFM, SA de CV:
 10.25% 2007                                                                                                   585             528
 11.75% 2009                                                                                                   170             157
 12.50% 2012                                                                                                   715             694
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034 (3)                       1,200           1,330
Sinclair Capital 11.625% preferred 2009 (5)                                                          12,500 shares           1,328
Cinemark USA, Inc., Series B, 9.625% 2008                                                                US$ 1,250           1,273
Univision Communications Inc. 7.85% 2011 (5)                                                                 1,100           1,259
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030 (3)                         1,100           1,241
Sanwa Bank, Ltd. 7.40% 2011                                                                                  1,200           1,234
Columbia/HCA Healthcare Corp.:
 7.00% 2007                                                                                                    600             645
 8.85% 2007                                                                                                    485             548
Wells Fargo & Co. 3.50% 2008                                                                                 1,135           1,143
Household Finance Corp. 6.40% 2008 (5)                                                                       1,000           1,114
Viacom Inc. 6.40% 2006                                                                                       1,000           1,103
Radio One, Inc., Series B, 8.875% 2011                                                                       1,000           1,092
Newfield Exploration Co. 8.375% 2012                                                                         1,000           1,092
Gray Communications Systems, Inc. 9.25% 2011                                                                 1,000           1,089
Pogo Producing Co. 10.375% 2009                                                                              1,000           1,085
AT&T Wireless Services, Inc.:
 7.875% 2011                                                                                                   300             336
 8.125% 2012 (5)                                                                                               345             391
 8.75% 2031 (5)                                                                                                310             357
Litigation Settlement Monetized Fee Trust I, Series 2001-1,                                                  1,000           1,081
Class A-2, 10.98% 2031  (2) (3) (5)
Washington Mutual, Inc. 5.625% 2007                                                                            500             541
Washington Mutual Bank, FA 5.50% 2013                                                                          490             515
Dobson Communications Corp.:  (6) (8)
 12.25% senior exchangeable preferred 2008                                                              638 shares             517
 13.00% senior exchangeable preferred 2009                                                                     648             531
Lyondell Chemical Co.:
 Series A, 9.625% 2007                                                                                    US$  375             377
 Series B, 9.875% 2007                                                                                         125             126
 11.125% 2012                                                                                                  500             517
Stoneridge, Inc. 11.50% 2012                                                                                 1,000           1,020
Government National Mortgage Assn.: (3)
 6.00% 2013                                                                                                    876             931
 8.50% 2021                                                                                                     35              39
 6.50% 2029                                                                                                     45              48
Eldorado Resorts LLC 10.50% 2006 (5)                                                                         1,000           1,007
Peabody Energy Corp. 6.875% 2013 (2)                                                                         1,000           1,005
Georgia-Pacific Corp. 7.50% 2006                                                                             1,000             970
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                                1,000             966
Ford Motor Credit Co. 7.875% 2010                                                                            1,000             957
State of Qatar 9.75% 2030                                                                                      750             954
Owens-Illinois, Inc.:
 7.35% 2008                                                                                                    400             379
 7.50% 2010                                                                                                    600             558
Riverwood International Corp. 10.875% 2008 (5)                                                                 900             936
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011  (2) (3)                                       872             929
Motorola, Inc. 8.00% 2011                                                                                      840             924
Sbarro, Inc. 11.00% 2009                                                                                     1,000             920
Burns Philp Capital Pty Ltd. 9.75% 2012 (2) (5)                                                              1,000             905
Micron Technology, Inc. 6.50% 2005 (2)                                                                       1,000             900
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                                1,000             890
Delhaize America, Inc.:
 7.375% 2006                                                                                                   620             629
 8.125% 2011                                                                                                   250             255
Panama (Republic of) 10.75% 2020                                                                               750             872
RH Donnelley Inc. 10.875% 2012 (2)                                                                             750             861
Guatemala (Republic of) 10.25% 2011 (2)                                                                        750             851
Hollinger Participation Trust 12.125% 2010  (1) (2) (6)                                                        844             850
MeriStar Hospitality Operating Partnership, MeriStar Hospitality                                             1,000             845
Finance Corp. III 9.125% 2011
Constellation Brands, Inc. 8.125% 2012                                                                         800             832
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013 (2)                                           750             831
Royal Bank of Scotland Group PLC 5.00% 2014                                                                    810             823
Centex Corp. 4.75% 2008                                                                                        800             815
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                                         750             787
Nextel Partners, Inc.:
 12.50% 2009                                                                                                   250             258
 0%/14.00% 2009 (5) (7)                                                                                        298             276
 11.00% 2010                                                                                                   250             246
Open Joint Stock Co. Gazprom 9.625% 2013 (2)                                                                   750             775
Regal Cinemas Corp., Series B, 9.375% 2012                                                                     700             765
KSL Recreation Group, Inc. 10.25% 2007                                                                         750             754
Salton/Maxim Housewares, Inc. 10.75% 2005 (5)                                                                  750             752
Gap, Inc. 10.55% 2008                                                                                          650             751
Amkor Technology, Inc. 9.25% 2008                                                                              750             739
Technical Olympic USA, Inc. 10.375% 2012                                                                       750             739
AK Steel Corp. 7.875% 2009                                                                                     750             694
Turkey (Republic of) 11.875% 2030                                                                              750             669
Buffets, Inc. 11.25% 2010                                                                                      750             651
Target Corp. 3.375% 2008                                                                                       630             629
Saks Inc.:
 9.875% 2011                                                                                                   500             527
 7.375% 2019                                                                                                   100              86
British Telecommunications PLC 8.375% 2010                                                                     500             608
Levi Strauss & Co.:
 11.625% 2008                                                                                                  125             119
 12.25% 2012 (2)                                                                                               500             476
Corporacion Nacional del Cobre de Chile:
 6.375% 2012                                                                                                   300             317
 6.375% 2012 (2)                                                                                               250             264
Petrozuata Finance, Inc.: (3)
 8.22% 2017                                                                                                    525             364
 Series B, 8.22% 2017 (2)                                                                                      310             215
Nabisco, Inc. 7.05% 2007                                                                                       500             570
First Union National Bank Commercial Mortgage Trust,                                                           495             561
Series 2000-C1, Class A-1, 7.739% 2032 (3)
BNP Paribas 5.125% 2015 (2)                                                                                    550             560
Stone Container Corp. 9.75% 2011                                                                               500             556
NextMedia Operating, Inc. 10.75% 2011                                                                          500             546
Valero Energy Corp. 6.875% 2012                                                                                500             546
Clear Channel Communications, Inc.:
 4.625% 2008                                                                                                   250             255
 7.65% 2010 (5)                                                                                                250             289
Sanmina-SCI Corp. 10.375% 2010 (2)                                                                             500             543
Hanvit Bank 11.75% 2010 (1)                                                                                    475             534
Chile (Republic of) 5.50% 2013                                                                                 525             530
Cendant Corp. 7.375% 2013                                                                                      500             522
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026  (2) (3)                                               483             518
Entravision Communications Corp. 8.125% 2009                                                                   500             516
Nationwide Mutual Insurance 7.875% 2033 (2)                                                                    500             512
Dominion Resources, Inc., Series B, 4.125% 2008                                                                500             506
Dillard's, Inc. 6.43% 2004                                                                                     500             505
Capital One Financial Corp. 8.75% 2007 (5)                                                                     500             501
Travelers Property Casualty Corp. 6.375% 2033 (2)                                                              500             496
HMH Properties, Inc., Series A, 7.875% 2005                                                                    500             493
Clark Refining & Marketing, Inc. 8.875% 2007                                                                   500             493
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                        500             490
Southern Natural Gas Co. 8.00% 2032                                                                            500             483
Qwest Services Corp.: (2)
 13.00% 2007                                                                                                   165             174
 13.50% 2010                                                                                                   276             293
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                        500             464
MetLife, Inc. 3.911% 2005                                                                                      440             453
Venezuela (Republic of) 9.25% 2027                                                                             745             449
Quebecor Media Inc. 11.125% 2011                                                                               375             409
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.524% 2027   (1) (2) (3)                         357             395
Dole Foods Co. 8.875% 2011 (2)                                                                                 375             392
LSI Logic Corp. 4.00% convertible subordinated notes 2005                                                      420             389
Jamaican Government 10.625% 2017                                                                               435             380
Concentra Operating Corp., Series A, 13.00% 2009                                                               345             374
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                             350             364
Argentina (Republic of): (9)
 11.00% 2006                                                                                                    25               6
 11.75% 2009                                                                                                   810             207
 11.375% 2017                                                                                                   30               8
 12.25% 2018 (6)                                                                                               239              49
 12.00% 2031 (6)                                                                                               461              91
Aurora Foods Inc., Series B, 9.875% 2007 (5)                                                                   750             345
Western Oil Sands Inc. 8.375% 2012                                                                             325             340
WCI Communities, Inc. 10.625% 2011                                                                             325             333
General Maritime Corp. 10.00% 2013 (2)                                                                         325             333
Continental Airlines, Inc.: (3)
 Series 1998-1, Class B, 6.748% 2018                                                                           396             178
 Series 2000-1, Class A-1, 8.048% 2022                                                                         166             137
CFW Communications Co. 13.00% 2010 (10) (11)                                                                 1,000             300
Commonwealth Edison Co., Series 99, 3.70% 2008                                                                 290             295
Telstra Corp. Ltd. 6.375% 2012                                                                                 250             280
J.P. Morgan Chase & Co. 5.35% 2007                                                                             250             269
Toll Brothers, Inc. 6.875% 2012 (2)                                                                            250             266
Verizon Global Funding Corp. 7.375% 2012                                                                       220             260
Waste Management, Inc. 7.375% 2010                                                                             200             226
Del Monte Corp. 8.625% 2012 (2)                                                                                200             213
TeleWest PLC 11.00% 2007 (11)                                                                                1,000             195
Homer City Funding LLC  8.734% 2026 (3)                                                                        200             194
TRW Automotive Acquisition Corp.: (2)
 9.375% 2013                                                                                                   110             111
 11.00% 2013                                                                                                    75              75
Southern Capital Corp. Pass Through Trust, Series 2002-1,                                                      133             141
Class G, MBIA insured, 5.70% 2023  (2) (3)
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                             100              81
Cricket Communications, Inc. 6.188% 2007 (1)  (11)                                                              55              12
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (12)                                                              375              11
                                                                                                                           250,843

Miscellaneous  -  0.04%
Other bonds and notes in initial period of acquisition                                                                         315

Total bonds and notes (cost: $758,384,000)                                                                                 799,340


                                                                                                                            Market
                                                                                                                             value
                                                                                                            Shares            (000)
Equity-related securities  -  0.15%
SpectraSite, Inc. (2) (8) (10)                                                                              49,404        US$1,302
GT Group Telecom Inc., warrants, expire 2010 (2) (8) (10)                                                    1,000               0

Total equity-related securities (cost: $3,184,000)                                                                           1,302



                                                                                                         Principal
                                                                                                            amount
Short-term securities                                                                                         (000)

Corporate short-term notes  -  2.33%
General Electric Capital Corp. 1.40% due 4/1/2003                                                        US$15,000      US$ 14,999
ChevronTexaco Corp. 1.25% due 4/8/2003                                                                       5,000           4,999
                                                                                                                            19,998

Federal agency discount notes  -  2.28%
Federal Farm Credit Banks 1.18% due 4/21/2003                                                                8,000           7,994
Federal Farm Credit Banks 1.19% due 5/23/2003 (5)                                                            5,700           5,690
Federal Home Loan Bank 1.185% due 6/13/2003                                                                  4,000           3,991
Fannie Mae 1.15% due 6/4/2003                                                                                1,900           1,896
                                                                                                                            19,571

U.S. Treasuries  -  0.58%
U.S. Treasury Bills 1.17% due 4/24/2003                                                                      5,000           4,996



Total short-term securities (cost: $44,565,000)                                                                             44,565


Total investment securities (cost: $806,133,000)                                                                           845,207
Other assets less liabilities                                                                                               12,511

Net assets                                                                                                              US$857,718

(1) Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
    Therefore, the effective maturities are shorter than the stated maturities.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Step bond; coupon rate will increase at a later date.
(8) Security did not produce income during the last 12 months.
(9) Scheduled interest payments not made; reorganization pending.
(10) Valued under fair value procedures adopted by authority of the Board of Directors.
(11) Company not making scheduled interest payments; bankruptcy proceedings pending.
(12) Company did not make principal payment upon scheduled maturity date; reorganization pending.

See Notes to Financial Statements

Capital World Bond Fund
Financial statements

Statement of assets and liabilities                                                                                       unaudited
at March 31, 2003                                                        (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market (cost: $806,133)                                                                          $845,207
 Receivables for:
  Sales of investments                                                                                  $5,482
  Sales of fund's shares                                                                                 6,662
  Open forward currency contracts                                                                          813
  Closed forward currency contracts                                                                        908
  Dividends and interest                                                                                15,736               29,601
                                                                                                                            874,808
Liabilities:
 Payables for:
  Purchases of investments                                                                              10,259
  Repurchases of fund's shares                                                                           1,569
  Bank overdraft                                                                                         2,268
  Open forward currency contracts                                                                        1,381
  Closed forward currency contracts                                                                        851
  Investment advisory services                                                                             412
  Services provided by affiliates                                                                          283
  Deferred Directors' compensation                                                                          33
  Other fees and expenses                                                                                   34               17,090
Net assets at March 31, 2003                                                                                               $857,718

Net assets consist of:
 Capital paid in on shares of capital stock                                                                                $830,190
 Undistributed net investment income                                                                                          5,550
 Accumulated net realized loss                                                                                              (16,884)
 Net unrealized appreciation                                                                                                 38,862
Net assets at March 31, 2003                                                                                               $857,718

Total authorized capital stock - 200,000 shares, $0.001 par value
                                                                                                        Shares      Net asset value
                                                                              Net assets           outstanding          per share(1)

Class A                                                                         $736,846                43,246               $17.04
Class B                                                                           39,430                 2,322                16.98
Class C                                                                           27,096                 1,600                16.94
Class F                                                                           25,215                 1,485                16.98
Class 529-A                                                                        5,482                   321                17.08
Class 529-B                                                                        1,634                    96                17.03
Class 529-C                                                                        3,031                   178                17.03
Class 529-E                                                                          313                    18                17.04
Class 529-F                                                                          176                    10                17.04
Class R-1                                                                            499                    29                17.03
Class R-2                                                                            922                    54                17.03
Class R-3                                                                            578                    34                17.04
Class R-4                                                                             15                     1                17.07
Class R-5                                                                         16,481                   967                17.04

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $17.70 and $17.75, respectively.


See Notes to Financial Statements




Statement of operations                                                                                                   unaudited
for the six months ended March 31, 2003                                                                       (dollars in thousands)

Investment income:
 Income:
  Interest (net of non-U.S. withholding
            tax of $47)                                                                                $18,831
  Dividends                                                                                                 92              $18,923

 Fees and expenses:
  Investment advisory services                                                                           2,167
  Distribution services                                                                                  1,007
  Transfer agent services                                                                                  416
  Administrative services                                                                                   60
  Reports to shareholders                                                                                   76
  Registration statement and prospectus                                                                     84
  Postage, stationery and supplies                                                                          59
  Directors' compensation                                                                                   11
  Auditing and legal                                                                                        61
  Custodian                                                                                                 87
  State and local taxes                                                                                     12
  Other                                                                                                     16
  Total expenses before reimbursement                                                                    4,056
   Reimbursement of expenses                                                                               203                3,853
 Net investment income                                                                                                       15,070

Net realized loss and unrealized appreciation on investments and non-U.S. currency:
 Net realized (loss) gain on:
  Investments                                                                                           (9,785)
  Non-U.S. currency transactions                                                                         3,105               (6,680)
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                           64,136
  Non-U.S. currency translations                                                                           (24)              64,112
   Net realized loss and unrealized appreciation on investments and non-U.S. currency                                        57,432
Net increase in net assets resulting from operations                                                                        $72,502



See Notes to Financial Statements





Statement of changes in net assets
                                                                                                             (dollars in thousands)
                                                                                                    Six months           Year ended
                                                                                               ended March 31,        September 30,
                                                                                                         2003*                 2002
Operations:
 Net investment income                                                                                 $15,070              $23,200
 Net realized loss on investments and non-U.S. currency transactions                                    (6,680)             (16,275)
 Net unrealized appreciation on investments and non-U.S. currency translations                          64,112               29,605
  Net increase in net assets resulting from operations                                                  72,502               36,530

Dividends paid to shareholders from net investment income                                              (14,978)              (8,745)

Capital share transactions                                                                             223,106              141,198

Total increase in net assets                                                                           280,630              168,983

Net assets:
 Beginning of period                                                                                   577,088              408,105
 End of period (including undistributed net investment income: $5,550 and $5,458, respectively)       $857,718             $577,088

*Unaudited

See Notes to Financial Statements

Notes to financial statements                                         unaudited


1.   Organization and significant accounting policies

Organization - Capital World Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%                 None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None               Declines from 5%              Classes B and 529-B
                                                       to zero                       convert to
                                                 for redemptions within          classes A and 529-A,
                                                     six years of                respectively, after
                                                       purchase                      eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.


2.   Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. For the six months ended March 31, 2003, there were no non-U.S. taxes paid on realized gains.


3.   Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; expenses deferred for tax purposes; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2003, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $806,147,000.

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income and currency gains        $3,413
Accumulated short-term capital losses                        (7,859)
Accumulated long-term capital losses                         (6,861)
Gross unrealized appreciation on investment securities        49,497
Gross unrealized depreciation on investment securities      (10,437)

Accumulated short-term capital losses above include capital loss carryforwards of $716,000, $1,694,000 and $2,178,000 expiring in 2008, 2009 and 2010, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Share class(1)                                 Distributions from ordinary income        Distributions from    Total distributions
                                            Net investment income      Short-term   long-term capital gains                   paid
                                               and currency gains   capital gains
Six months ended March 31, 2003
Class A                                                  $ 13,343               -                         -               $ 13,343
Class B                                                       449               -                         -                    449
Class C                                                       280               -                         -                    280
Class F                                                       421               -                         -                    421
Class 529-A                                                    71               -                         -                     71
Class 529-B                                                    15               -                         -                     15
Class 529-C                                                    28               -                         -                     28
Class 529-E                                                     3               -                         -                      3
Class 529-F                                                     1               -                         -                      1
Class R-1                                                       4               -                         -                      4
Class R-2                                                       6               -                         -                      6
Class R-3                                                       5               -                         -                      5
Class R-4                                                      -*               -                         -                     -*
Class R-5                                                     352               -                         -                    352
Total                                                    $ 14,978               -                         -               $ 14,978

Year ended September 30, 2002
Class A                                                   $ 8,455               -                         -                $ 8,455
Class B                                                        97               -                         -                     97
Class C                                                        42               -                         -                     42
Class F                                                       124               -                         -                    124
Class 529-A                                                     3               -                         -                      3
Class 529-B                                                     1               -                         -                      1
Class 529-C                                                     1               -                         -                      1
Class 529-E                                                    -*               -                         -                     -*
Class R-5                                                      22               -                         -                     22
Total                                                     $ 8,745               -                         -                $ 8,745

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and
    R-5 shares were offered beginning May 15, 2002.


4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.65% on the first $500 million of daily net assets and decreasing to 0.50% on such assets in excess of $1 billion. For the six months ended March 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.57% of average daily net assets. Beginning September 1, 2001, CRMC voluntarily reduced investment advisory fees to 0.57% on the first $1 billion of daily net assets and 0.50% on such assets in excess of $1 billion. As a result, fees were reduced by $199,000 for the six months ended March 31, 2003.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B shares. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the six months ended March 31, 2003, the total fees paid by CRMC were $4,000. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the six months ended March 31, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
                                                  -------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
    Class A           $746             $396         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B           133               20          Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C            84            Included             $13                 $4             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            26            Included             15                   7             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          1             Included              2                  -*                   $2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          5             Included              1                  -*                   1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          9             Included              2                   1                   1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          -*            Included             -*                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          -*            Included             -*                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           1             Included             -*                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           1             Included             -*                   2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           1             Included             -*                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           -*            Included             -*                  -*             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included              7                  -*             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total           $1,007            $416               $40                 $16                  $4
----------------===============================================================================================
     *Amount less than one thousand.

Deferred Directors' compensation - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.


5.   Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class(1)                        Sales(2)         Reinvestments of dividends         Repurchases(2)            Net increase
                                 Amount     Shares           Amount   Shares           Amount     Shares          Amount    Shares
Six months ended March 31, 2003
Class A                        $288,521     17,347         $ 12,046      747       $ (130,822)    (7,954)      $ 169,745    10,140
Class B                          25,295      1,529              393       24           (6,842)      (416)         18,846     1,137
Class C                          25,503      1,552              263       16          (10,696)      (653)         15,070       915
Class F                          26,010      1,565              371       23          (17,797)    (1,077)          8,584       511
Class 529-A                       3,634        219               71        4              (52)        (3)          3,653       220
Class 529-B                       1,175         71               15       -*              (68)        (3)          1,122        68
Class 529-C                       1,967        120               28        2              (29)        (2)          1,966       120
Class 529-E                         230         14                3       -*               (3)        (1)            230        13
Class 529-F                         172         10                1       -*                -          -             173        10
Class R-1                           369         22                4       -*              (19)        (1)            354        21
Class R-2                           963         57                6       -*              (85)        (5)            884        52
Class R-3                           610         36                5       -*             (103)        (5)            512        31
Class R-4                            14          1               -*       -*               -*         -*              14         1
Class R-5                         1,862        111              300       19             (209)       (13)          1,953       117
Total net increase
   (decrease) in fund          $376,325     22,654         $ 13,506      835       $ (166,725)   (10,133)      $ 223,106    13,356

Year ended September 30, 2002
Class A                        $226,505     14,861          $ 7,414      503       $ (141,876)    (9,493)       $ 92,043     5,871
Class B                          14,971        988               83        6           (1,689)      (112)         13,365       882
Class C                          10,217        679               40        3           (1,670)      (113)          8,587       569
Class F                          18,695      1,247               98        7           (7,726)      (517)         11,067       737
Class 529-A                       1,595        105                3       -*              (64)        (4)          1,534       101
Class 529-B                         421         28                1       -*               (1)        -*             421        28
Class 529-C                         880         58                1       -*               -*         -*             881        58
Class 529-E                          70          5               -*       -*               -*         -*              70         5
Class 529-F                           1         -*                -        -                -          -               1        -*
Class R-1                           123          8                -        -                -          -             123         8
Class R-2                            26          2                -        -               (1)        -*              25         2
Class R-3                           216         14                -        -             (165)       (11)             51         3
Class R-4                             1         -*                -        -                -          -               1        -*
Class R-5                        13,091        854               21        1              (83)        (5)         13,029       850
Total net increase
   (decrease) in fund          $286,812     18,849          $ 7,661      520       $ (153,275)   (10,255)      $ 141,198     9,114

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5
    shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


6. Forward currency contracts

As of March 31, 2003, the fund had outstanding forward currency contracts to purchase or sell non-U.S. currencies as follows:

                                                     Contract amount         U.S. valuations at March 31, 2003
                                                                                                    Unrealized
                                                  Non-U.S.      U.S.                   Amount     appreciation
                                                                                                 (depreciation)
                                                      (000)     (000)                    (000)            (000)

Purchases:
 Canadian Dollars expiring 4/28 to 6/5/2003        C$15,724   $10,376                  $10,691             $315

 Danish Kroner expiring 4/3/2003                  DKr18,261     2,573                    2,680              107

 Euros expiring 5/5 to 8/25/2003                 Euro17,325    18,582                   18,822              240

 Japanese Yen expiring 4/16 to 6/17/2003      Yen 2,850,559    24,403                   24,167             (236)

 Swedish Kronor expiring 6/17/2003                 SKr4,357       496                      512               16
                                                               56,430                   56,872              442
Sales:
 Euros expiring 5/19 to 7/2/2003                 Euro37,311    39,623                   40,555             (932)

 New Zealand Dollars expiring 4/22 to
   5/27/2003                                      NZ$20,597    11,238                   11,362             (124)

 Norwegian Kroner expiring 7/31/2003               NOK6,000       858                      812               46
                                                               51,719                   52,729           (1,010)

Forward currency contracts - net                                                                         $(568)


7.   Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2003, the total value of restricted securities was $40,471,000, which represents 4.72% of the net assets of the fund.


8.   Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $483,874,000 and $309,703,000, respectively, during the six months ended March 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2003, the custodian fee of $87,000 includes $3,000 that was offset by this reduction, rather than paid in cash.

Financial Highlights (1)

                                                                Income (loss) from investment operations(3)
                                                                                       Net
                                                 Net asset                    gains(losses)
                                                    value,           Net     on securities   Total from
                                                 beginning    investment    (both realized   investment
                                                 of period        income    and unrealized)  operations
Class A:
 Six months ended 3/31/2003         (2)             $15.60          $.36             $1.44        $1.80
 Year ended 9/30/2002                                14.63           .80               .49         1.29
 Year ended 9/30/2001                                14.16           .79               .07          .86
 Year ended 9/30/2000                                15.41           .68             (1.26)        (.58)
 Year ended 9/30/1999                                16.32           .84              (.88)        (.04)
 Year ended 9/30/1998                                16.40           .43               .57         1.00
Class B:
 Six months ended 3/31/2003         (2)              15.52           .30              1.43         1.73
 Year ended 9/30/2002                                14.59           .70               .47         1.17
 Year ended 9/30/2001                                14.12           .71               .04          .75
 Period from 3/15/2000 to 9/30/2000                  14.74           .28              (.63)        (.35)
Class C:
 Six months ended 3/31/2003         (2)              15.48           .29              1.43         1.72
 Year ended 9/30/2002                                14.54           .69               .47         1.16
 Period from 3/15/2001 to 9/30/2001                  14.50           .42              (.34)         .08
Class F:
 Six months ended 3/31/2003         (2)              15.55           .35              1.43         1.78
 Year ended 9/30/2002                                14.59           .80               .47         1.27
 Period from 3/16/2001 to 9/30/2001                  14.44           .49              (.26)         .23
Class 529-A:
 Six months ended 3/31/2003         (2)              15.63           .36              1.45         1.81
 Period from 2/15/2002 to 9/30/2002                  14.48           .50               .81         1.31
Class 529-B:
 Six months ended 3/31/2003         (2)              15.56           .28              1.44         1.72
 Period from 2/25/2002 to 9/30/2002                  14.42           .41               .85         1.26
Class 529-C:
 Six months ended 3/31/2003         (2)              15.56           .28              1.44         1.72
 Period from 2/28/2002 to 9/30/2002                  14.43           .41               .85         1.26
Class 529-E:
 Six months ended 3/31/2003         (2)              15.59           .33              1.43         1.76
 Period from 5/16/2002 to 9/30/2002                  14.81           .29               .56          .85
Class 529-F:
 Six months ended 3/31/2003         (2)              15.60           .35              1.44         1.79
 Period from 9/17/2002 to 9/30/2002                  15.48           .03               .09          .12
Class R-1:
 Six months ended 3/31/2003         (2)              15.57           .29              1.44         1.73
 Period from 6/28/2002 to 9/30/2002                  15.32           .18               .07          .25
Class R-2:
 Six months ended 3/31/2003         (2)              15.57           .29              1.45         1.74
 Period from 7/9/2002 to 9/30/2002                   15.34           .17               .06          .23
Class R-3:
 Six months ended 3/31/2003         (2)              15.59           .33              1.44         1.77
 Period from 7/16/2002 to 9/30/2002                  15.50           .16              (.07)         .09
Class R-4:
 Six months ended 3/31/2003         (2)              15.63           .36              1.45         1.81
 Period from 8/15/2002 to 9/30/2002                  15.28           .20               .15          .35
Class R-5:
 Six months ended 3/31/2003         (2)              15.62           .38              1.44         1.82
 Period from 5/15/2002 to 9/30/2002                  14.79           .34               .58          .92

                                                          Dividends and distributions
                                                   Dividends
                                                   (from net  Distributions          Total  Net asset
                                                  investment  (from capital  dividends and value, end     Total
                                                      income)         gains) distributions  of period  return(4)
Class A:
 Six months ended 3/31/2003         (2)                $(.36)            $-          $(.36)    $17.04    11.69%
 Year ended 9/30/2002                                   (.32)             -           (.32)     15.60      8.97
 Year ended 9/30/2001                                   (.39)             -           (.39)     14.63      6.18
 Year ended 9/30/2000                                   (.60)          (.07)          (.67)     14.16     (3.89)
 Year ended 9/30/1999                                   (.55)          (.32)          (.87)     15.41      (.32)
 Year ended 9/30/1998                                   (.80)          (.28)         (1.08)     16.32      6.42
Class B:
 Six months ended 3/31/2003         (2)                 (.27)             -           (.27)     16.98     11.26
 Year ended 9/30/2002                                   (.24)             -           (.24)     15.52      8.10
 Year ended 9/30/2001                                   (.28)             -           (.28)     14.59      5.35
 Period from 3/15/2000 to 9/30/2000                     (.27)             -           (.27)     14.12     (2.34)
Class C:
 Six months ended 3/31/2003         (2)                 (.26)             -           (.26)     16.94     11.24
 Year ended 9/30/2002                                   (.22)             -           (.22)     15.48      8.10
 Period from 3/15/2001 to 9/30/2001                     (.04)             -           (.04)     14.54       .58
Class F:
 Six months ended 3/31/2003         (2)                 (.35)             -           (.35)     16.98     11.61
 Year ended 9/30/2002                                   (.31)             -           (.31)     15.55      8.87
 Period from 3/16/2001 to 9/30/2001                     (.08)             -           (.08)     14.59      1.60
Class 529-A:
 Six months ended 3/31/2003         (2)                 (.36)             -           (.36)     17.08     11.73
 Period from 2/15/2002 to 9/30/2002                     (.16)             -           (.16)     15.63      9.08
Class 529-B:
 Six months ended 3/31/2003         (2)                 (.25)             -           (.25)     17.03     11.15
 Period from 2/25/2002 to 9/30/2002                     (.12)             -           (.12)     15.56      8.80
Class 529-C:
 Six months ended 3/31/2003         (2)                 (.25)             -           (.25)     17.03     11.16
 Period from 2/28/2002 to 9/30/2002                     (.13)             -           (.13)     15.56      8.76
Class 529-E:
 Six months ended 3/31/2003         (2)                 (.31)             -           (.31)     17.04     11.45
 Period from 5/16/2002 to 9/30/2002                     (.07)             -           (.07)     15.59      5.77
Class 529-F:
 Six months ended 3/31/2003         (2)                 (.35)             -           (.35)     17.04     11.65
 Period from 9/17/2002 to 9/30/2002                        -              -              -      15.60       .77
Class R-1:
 Six months ended 3/31/2003         (2)                 (.27)             -           (.27)     17.03     11.21
 Period from 6/28/2002 to 9/30/2002                        -              -              -      15.57      1.63
Class R-2:
 Six months ended 3/31/2003         (2)                 (.28)             -           (.28)     17.03     11.26
 Period from 7/9/2002 to 9/30/2002                         -              -              -      15.57      1.50
Class R-3:
 Six months ended 3/31/2003         (2)                 (.32)             -           (.32)     17.04     11.49
 Period from 7/16/2002 to 9/30/2002                        -              -              -      15.59       .58
Class R-4:
 Six months ended 3/31/2003         (2)                 (.37)             -           (.37)     17.07     11.71
 Period from 8/15/2002 to 9/30/2002                        -              -              -      15.63      2.29
Class R-5:
 Six months ended 3/31/2003         (2)                 (.40)             -           (.40)     17.04     11.79
 Period from 5/15/2002 to 9/30/2002                     (.09)             -           (.09)     15.62      6.20


                                                                         Ratio of        Ratio of
                                                    Net assets,          expenses        net income
                                                  end of period        to average        to average
                                                   (in millions)     net assets(6)       net assets
Class A:
 Six months ended 3/31/2003         (2)                    $737             1.07%(7)          4.42% (7)
 Year ended 9/30/2002                                       517              1.08              5.38
 Year ended 9/30/2001                                       399              1.12              5.46
 Year ended 9/30/2000                                       416              1.12              4.66
 Year ended 9/30/1999                                       554              1.08              4.66
 Year ended 9/30/1998                                       645              1.06              5.15
Class B:
 Six months ended 3/31/2003         (2)                      39              1.84(7)           3.62 (7)
 Year ended 9/30/2002                                        18              1.84              4.65
 Year ended 9/30/2001                                         4              1.85              4.92
 Period from 3/15/2000 to 9/30/2000                           1              1.81(7)           3.99 (7)
Class C:
 Six months ended 3/31/2003         (2)                      27              1.89(7)           3.55 (7)
 Year ended 9/30/2002                                        11              1.90              4.60
 Period from 3/15/2001 to 9/30/2001                           2              1.98(7)           5.34 (7)
Class F:
 Six months ended 3/31/2003         (2)                      25              1.14(7)           4.31 (7)
 Year ended 9/30/2002                                        15              1.16              5.34
 Period from 3/16/2001 to 9/30/2001                           3              1.20(7)           6.30 (7)
Class 529-A:
 Six months ended 3/31/2003         (2)                       6              1.02(7)           4.41 (7)
 Period from 2/15/2002 to 9/30/2002                           2              1.25(7)           5.26 (7)
Class 529-B:
 Six months ended 3/31/2003         (2)                       2              2.01(7)           3.41 (7)
 Period from 2/25/2002 to 9/30/2002                           - (5)          2.00(7)           4.51 (7)
Class 529-C:
 Six months ended 3/31/2003         (2)                       3              1.99(7)           3.43 (7)
 Period from 2/28/2002 to 9/30/2002                           1              1.99(7)           4.53 (7)
Class 529-E:
 Six months ended 3/31/2003         (2)                       - (5)          1.46(7)           3.94 (7)
 Period from 5/16/2002 to 9/30/2002                           - (5)           .54              1.92
Class 529-F:
 Six months ended 3/31/2003         (2)                       - (5)          1.19(7)           4.14 (7)
 Period from 9/17/2002 to 9/30/2002                           - (5)             -(8)            .20
Class R-1:
 Six months ended 3/31/2003         (2)                       1              1.88(7)(9)        3.56 (7)
 Period from 6/28/2002 to 9/30/2002                           - (5)           .47(9)           1.17
Class R-2:
 Six months ended 3/31/2003         (2)                       1              1.84(7)(9)        3.46 (7)
 Period from 7/9/2002 to 9/30/2002                            - (5)           .42(9)           1.08
Class R-3:
 Six months ended 3/31/2003         (2)                       1              1.45(7)(9)        3.94 (7)
 Period from 7/16/2002 to 9/30/2002                           - (5)           .32(9)           1.02
Class R-4:
 Six months ended 3/31/2003         (2)                       - (5)          1.12(7)(9)        4.28 (7)
 Period from 8/15/2002 to 9/30/2002                           - (5)             -(8)(9)        1.32
Class R-5:
 Six months ended 3/31/2003         (2)                      16               .78(7)           4.72 (7)
 Period from 5/15/2002 to 9/30/2002                          13               .29              2.17



                                                   Six months ended
                                                          March 31,                  Year ended September 30
                                                             2003(2)      2002   2001      2000       1999       1998

Portfolio turnover rate for all classes of shares               47%        48%    61%       52%       129%       101%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)  Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5)  Amount less than 1 million.
(6) Effective September 1, 2001, CRMC voluntarily reduced investment advisory fees. Had CRMC not reduced such fees, expense ratios for all share classes, on an annualized basis, would have been higher by .06 and .08 percentage points for the six months ended March 31, 2003 and the year ended September 30, 2002, respectively. For the September 30, 2001, expense ratios for all share classes would have been higher by .01 percentage points.
(7)  Annualized.
(8)  Amount less than .01 percent.
(9) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 2.51%, 3.27%, 2.11% and 7.30% for classes R-1, R-2, R-3 and R-4, respectively, during the six months ended March 31, 2003 and .54%, 1.71%, .56% and 35.47% for classes R-1, R-2, R-3 and R-4, respectively, during the period ended September 30, 2002.

OTHER SHARE CLASS RESULTS                                                                                    unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31,2003:
                                                                                     1 year               Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares
     are sold within six years of purchase                                           +15.58%                +6.38%/1/
Not reflecting CDSC                                                                  +20.58%                +7.24%/1/

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                                     +19.57%                +9.75%/2/
Not reflecting CDSC                                                                  +20.57%                +9.75%/2/

CLASS F SHARES/3/
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                 +21.39%               +10.87%/4/

CLASS 529-A SHARES
Reflecting 3.75% maximum sales charge                                                +17.22%               +15.33%/5/
Not reflecting maximum sales charge                                                  +21.77%               +19.31%/5/

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                            +15.38%               +15.38%/6/
Not reflecting CDSC                                                                  +20.38%               +18.99%/6/

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                                     +19.40%               +19.11%/7/
Not reflecting CDSC                                                                  +20.40%               +19.11%/7/

CLASS 529-E SHARES/3/
Total return                                                                              --               +17.88%/8/

Class 529-F shares/3/
Total return                                                                              --               +12.51%/9/

/1/ Average annual compound return from March 15, 2000, when Class B shares were first sold.
/2/ Average annual compound return from March 15, 2001, when Class C shares were first sold.
/3/ These shares are sold without any initial or contingent deferred sales charge.
/4/ Average annual compound return from March 16, 2001, when Class F shares were first sold.
/5/ Average annual compound return from February 15, 2002, when Class 529-A shares were first sold.
/6/ Average annual compound return from February 25, 2002, when Class 529-B shares were first sold.
/7/ Average annual compound return from February 28, 2002, when Class 529-C shares were first sold.
/8/ From May 16, 2002, when Class 529-E shares were first sold.
/9/ From September 17, 2002, when Class 529-F shares were first sold.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Capital World Bond Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.76% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.08%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of Capital World Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long termSM

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we rely on our own research to find well-managed companies.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. WBF-013-0503
Litho in USA WG/INS/6228

Printed on recycled paper